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MassMutual Clinton Municipal Credit Opportunities Fund
MassMutual Clinton Municipal Credit Opportunities Fund
INVESTMENT OBJECTIVE
This Fund seeks high current income exempt from U.S. federal income tax.
The Fund’s secondary investment objective is total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 87 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Clinton Municipal Credit Opportunities Fund	Class I	Class Y	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	1.00%	[1]
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $250,000 or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Clinton Municipal Credit Opportunities Fund		Class I	Class Y	Class A
Management Fees		0.48%	0.48%	0.48%
Distribution and Service (Rule 12b-1) Fees		none	none	0.25%
Other Expenses	[1]	0.47%	0.57%	0.57%
Total Annual Fund Operating Expenses		0.95%	1.05%	1.30%
Expense Reimbursement		(0.41%)	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.54%	0.64%	0.89%
[1]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, and 0.89% for Classes I, Y and, A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Clinton Municipal Credit Opportunities Fund - USD ($)	1 Year	3 Years
Class I	55	262
Class Y	65	293
Class A	339	612

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal debt securities, the income from which is exempt from U.S. federal income tax. Interest from the Fund’s investment may be subject to the U.S. federal alternative minimum tax.
Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam, and the U.S. Virgin Islands), commonwealths, and possessions of the United States and their political subdivisions, and agencies, authorities, and instrumentalities. Municipal debt securities also include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest without limit in obligations the income from which is subject to the U.S. federal alternative minimum tax, and all distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be included in taxable income for purposes of the U.S. federal alternative minimum tax.
The Fund invests, under normal circumstances, at least 35% of its net assets in municipal debt securities that are, at the time of purchase, rated by at least one credit rating agency as follows: Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), BBB or lower by S&P Global Ratings, a subsidiary of S&P Global (“Standard & Poor’s”), or the equivalent by any other nationally recognized statistical rating organization, including securities in default, or, if unrated, determined to be of comparable quality by the Fund’s subadviser, Clinton Investment Management, LLC (“Clinton”). For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating is used. The Fund may invest less than 35% of its net assets in municipal debt securities rated at or below these ratings if the Fund’s subadviser determines that there is an insufficient supply of such investment opportunities available that are appropriate for investment or for temporary defensive measures. The Fund may invest up to 45% of its net assets in municipal debt securities rated below investment grade (e.g., below Baa3 by Moody’s or below BBB- by Standard & Poor’s), which are commonly referred to as “junk” or “high yield” bonds.
The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, and obligations of the U.S. Government, its agencies and instrumentalities.
The Fund may invest a significant percentage of its net assets in issuers in a single state, territory, or possession, or a small number of states, territories, or possessions. The Fund may at times have significant exposure to one or more industries or sectors.
The Fund may use derivatives, including U.S. Treasury futures, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions, including reverse repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents.
Clinton intends for the Fund’s portfolio dollar-weighted average duration generally to match (within 30%) the average duration of the Bloomberg Municipal 65% High Grade/35% High Yield Index (as of December 31, 2023, the average duration of the Index was 6.40 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. The Fund may invest in securities of any maturity.
Clinton selects the Fund’s investments based on its analysis of opportunities and risks in the business and credit cycle. Clinton manages the Fund’s assets using a dynamic, multi-factor approach that is based on economic, quantitative, market, and credit research and analysis. This research supports Clinton’s overall understanding of portfolio risk. As part of the selection process, Clinton employs a proprietary framework for evaluating issuers based on a variety of criteria. Clinton’s portfolio duration decisions are generally dependent upon (i) a tactical adjustment of portfolio duration, based on interest rate outlook and the level of real yields: current versus historical, inflation expectations, and supply and demand relationships, and (ii) an assessment of value along the current slope of the yield curve, based on quantitative analysis. Clinton then determines the appropriate sector allocation and security selection for the Fund’s portfolio by evaluating credit distribution, relative value, and bond structure. This process focuses on minimizing risk through diversification across the credit spectrum and bond structures, while allowing Clinton to better recognize investment opportunities.
Clinton’s sell discipline is based upon understanding the relative value and risk assumed by buying or holding a security. In making these assessments, Clinton segments and diversifies the Fund’s risk exposures across three investment criteria: duration position, sector allocation, and security selection. When potential for underperformance associated with any such investment criteria is identified, Clinton seeks to reduce or eliminate such exposure.

Principal Risks
Performance Information
The Fund had not begun operations prior to the date of this Prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the Bloomberg Municipal Bond Index as a primary index and the Bloomberg Municipal 65% High Grade/35% High Yield Index as a secondary index, will be available after the Fund has been in operation for one calendar year.